Note 19 - Condensed Parent Company Statements (Detail) - Statements of Operations (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Interest expense:
Other	$ 3,808,042	$ 3,510,944	$ 3,213,422
Income (loss) before income taxes and equity in undistributed income (loss) of subsidiaries	1,812,521	4,538,744	1,074,023
Credit for income taxes	(131,338)	703,105	(56,748)
Net income	1,943,859	3,835,639	1,130,771
Parent Company [Member]
Income
Dividends from subsidiary bank	6,500,000	1,000,000
Interest income:
Related party	8,471	14,753	25,933
Other	19,510	18,369	30,783
	6,527,981	1,033,122	56,716
Interest expense:
Related party	556,159	610,929	1,023,783
Other	878,305	462,971	463,502
	1,434,464	1,073,900	1,487,285
Income (loss) before income taxes and equity in undistributed income (loss) of subsidiaries	5,093,517	(40,778)	(1,430,569)
Credit for income taxes	(435,000)	(349,000)	(480,000)
Income (loss) before equity in undistributed earnings of subsidiaries	5,528,517	308,222	(950,569)
Equity in undistributed income (distribution in excess of income) of subsidiaries	(3,584,658)	3,527,417	2,081,340
Net income	$ 1,943,859	$ 3,835,639	$ 1,130,771